Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2022
Related Party Transactions [Abstract]
Schedule of forth major related parties	The table below sets forth major related parties of The Group and their relationships with the Group:
Entity or individual name	Relationship with the Group
Shanghai NiSun Enterprise Management Group Co., Ltd (“NiSun Shanghai”)	An affiliated entity controlled by the ultimate controlling shareholder of the Group
Nisun International Enterprise Management Group Co., Ltd (“Nisun Cayman”)	A shareholder who owns 19.42% equity interest of the Group
Mr. Bodang Liu	An affiliate and largest shareholder of the Group
Mr. Jian Lin	The shareholder of Wenzhou Jinda